Mining interests - Schedule of mining interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mining interests
Mining Interests	$ 451,695	$ 580,479
Gross Carrying Amount
Mining interests
Beginning of period	583,669	475,621
Acquisition of Tintic		169,175
Additions	30,598	49,297
Mining Tax Credit	152	(6,404)
Asset retirement obligation	(326)	9,248
Depreciation capitalized	4,630	1,141
Share-based compensation capitalized	287	530
Impairment	(160,484)	(140,000)
Other adjustments		5,579
Currency translation adjustments	(2,059)	19,482
End of period	456,467	583,669
Accumulated Depreciation, Amortisation and Impairment
Mining interests
Beginning of period	3,190
Depreciation capitalized	1,075	2,964
Currency translation adjustments	507	226
End of period	$ 4,772	$ 3,190